Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Schedule of Operating Results by Reportable Segment
The following table summarizes operating results regularly provided to the chief operating decision maker by reportable segment and a reconciliation to the financial statements:

(in millions)	GBS	GIS	Total Reportable Segments	All Other	Totals
Fiscal Year Ended March 31, 2018
Revenues	$9,254	$12,479	$21,733	$—	$21,733
Segment Profit	$1,525	$1,643	$3,168	$(179)	$2,989
Depreciation and amortization(1)	$99	$1,078	$1,177	$92	$1,269

Fiscal Year Ended March 31, 2017
Revenues	$4,173	$3,434	$7,607	$—	$7,607
Segment Profit	$492	$306	$798	$(180)	$618
Depreciation and amortization(1)	$107	$399	$506	$64	$570

Fiscal Year Ended April 1, 2016
Revenues	$3,637	$3,469	$7,106	$—	$7,106
Segment Profit	$417	$239	$656	$(251)	$405
Depreciation and amortization(1)	$124	$491	$615	$43	$658

(1) Depreciation and amortization as presented excludes amortization of acquired intangible assets of $526 million, $77 million, and $0 million for fiscal 2018, 2017, and 2016, respectively.

Reconciliation of Consolidated Operating Income to Income Before Taxes

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Profit
Total profit for reportable segments	$3,168	$798	$656
All other loss	(179)	(180)	(251)
Interest income	89	35	38
Interest expense	(320)	(117)	(123)
Restructuring costs	(789)	(238)	(23)
Pension and OPEB actuarial and settlement gains	220	(87)	(99)
Amortization of acquired intangible assets	(526)	(77)	—
Transaction and integration-related costs	(359)	(308)	(93)
Debt extinguishment costs	—	—	(95)
Income (loss) from continuing operations, before taxes	$1,304	$(174)	$10

Revenue and Property and Equipment, and Total Assets by Geographic Segment
Geographic revenues, property and equipment and total assets were as follows:

	Fiscal Year Ended March 31, 2018
(in millions)	United States	United Kingdom	Australia	Other Europe	Other International	Total
Revenues	$8,015	$3,392	$1,694	$5,409	$3,223	$21,733
Property and Equipment, net	$1,270	$535	$191	$465	$902	$3,363
Total Assets	$16,986	$9,756	$591	$4,726	$1,862	$33,921

	Fiscal Year Ended March 31, 2017
	United States	United Kingdom	Australia	Other Europe	Other International	Total
Revenues	$2,986	$1,482	$921	$1,594	$624	$7,607
Property and Equipment, net	$389	$235	$58	$134	$87	$903
Total Assets	$4,925	$1,019	$978	$358	$1,383	$8,663

	Fiscal Year Ended April 1, 2016
	United States	United Kingdom	Australia	Other Europe	Other International	Total
Revenues	$3,057	$1,570	$483	$1,474	$522	$7,106
Property and Equipment, net	$466	$244	$63	$157	$95	$1,025
Total Assets	$3,330	$1,053	$703	$1,580	$1,070	$7,736